Revenue - Summary of Share of Total Revenue per Customer (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Space | Customer A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	65.00%	0.00%	0.00%
Space | Customer B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	12.00%	1.00%	5.00%
Space | Customer C
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	58.00%	0.00%
Space | Customer D
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	0.00%	0.00%
Space | Customer E
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	0.00%	90.00%
Space | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	23.00%	10.00%	5.00%
Air | Customer A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	0.00%	0.00%
Air | Customer B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	15.00%	0.00%
Air | Customer C
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	0.00%	0.00%
Air | Customer D
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	16.00%	0.00%
Air | Customer E
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	0.00%	0.00%
Air | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share of total revenue per customer	[1]	0.00%	0.00%	0.00%

[1]	The customers are disclosed anonymized